Common Shares - Issued and Outstanding (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Proceeds from exercise of options	$ 8	$ 0
Common shares
Dilutive effect of share options on number of ordinary shares	1.2	0.1
Common shares
Disclosure of classes of share capital [line items]
Issued and outstanding, end of year	$ 2,896	$ 2,978
Proceeds from issuing shares	0	(79)
Effects of share-based payment plans	(3)	(3)
Issued and outstanding, end of year	$ 2,901	$ 2,896
Common shares
Issued and outstanding, beginning of year	269.8	277.0
Shares issued	0.0	(7.3)
Issued and outstanding, end of year	271.0	269.8